Prepaid expenses and other current assets	12 Months Ended
Dec. 31, 2021
Prepaid expenses and other current assets [Abstract]
Prepaid expenses and other current assets
7. Prepaid expenses and other current assets
Prepaid expenses are analyzed as follows:
	December 31, 2021	December 31, 2020
Prepaid insurance expenses	$354,978	$383
Prepaid research expenses	494,813	—
Prepaid rent expenses	98,520	—
Other prepaid expenses	191,783	1,341
Total	$1,140,094	$1,724
Prepaid insurance expenses as of December 31, 2021 mainly include prepayments to insurers for directors’ and officers’ insurance services for liabilities that may arise in their capacity as directors and officers of a public entity.
Prepaid research expenses as of December 31, 2021 mainly relate to prepayments for expenses under the Cooperative Research and Development Agreement as discussed in Note 18.
Other current assets are analyzed as follows:
	December 31, 2021	December 31, 2020
VAT receivable	$980,518	$259,831
Withholding tax	108,350	—
Grant receivable	509,399	95,064
Purchases under receipt	274,330	24,488
Guarantees	24,234	—
Other receivables	2,835,833	115,638
	$4,732,664	$495,021
On March 8, 2021, the Company entered into a lease agreement for 21,401 square feet for use as a product development and manufacturing center at Hood Park in Charlestown, MA. Under the terms of the lease, the Company will be reimbursed by the lessor for up to $7.7 million of expenses related to the design and construction of the Company’s workspace. As of December 31, 2021, other receivables include an amount of $2.6 million relating to the expenses reimbursable by the lessor.